UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (97.65%)

             AIRCRAFT (2.50%)
      4,000  United Technologies                                    $  248,760
                                                                    ----------
             AUTOPARTS (2.06%)
      4,055  ITT Industries                                            204,980
                                                                    ----------
             BANKS (6.38%)
      6,088  Citigroup                                                 294,111
      4,697  Wells Fargo                                               339,781
                                                                    ----------
                                                                       633,892
                                                                    ----------
             BEAUTY PRODUCTS (4.19%)
      2,655  Colgate-Palmolive                                         157,495
      4,605  Procter & Gamble                                          258,801
                                                                    ----------
                                                                       416,296
                                                                    ----------
             COMMERCIAL SERVICES (13.20%)
      3,330  Accenture Ltd., Cl A                                       97,436
     10,890  Automatic Data Processing                                 476,546
      2,135  Cintas                                                     75,365
        700  Dun & Bradstreet*                                          46,704
      1,735  Fiserv*                                                    75,750
      1,535  Johnson Controls                                          117,827
      4,760  Omnicom Group                                             421,308
                                                                    ----------
                                                                     1,310,936
                                                                    ----------
             COMMUNICATIONS (6.33%)
      2,870  Alltel                                                    158,338
     24,275  Cisco Systems*                                            433,309
      2,970  Windstream                                                 37,211
                                                                    ----------
                                                                       628,858
                                                                    ----------
             COMPUTERS & SERVICES (5.93%)
      1,115  CACI International, Cl A*                                  62,830
      2,483  International Business Machines                           192,209
     13,890  Microsoft                                                 333,777
                                                                    ----------
                                                                       588,816
                                                                    ----------
             COMPUTERS - HARDWARE (1.18%)
     11,515  EMC Corp/Mas*                                             116,877
                                                                    ----------
             ELECTRICAL SERVICES (2.11%)
      3,625  Exelon                                                    209,888
                                                                    ----------
             FINANCIAL SERVICES (5.15%)
      1,722  Freddie Mac                                                99,635
      2,910  Merrill Lynch                                             211,906
      1,747  Morgan Stanley                                            116,176
      2,030  T Rowe Price Group                                         83,859
                                                                    ----------
                                                                       511,576
                                                                    ----------
             FOOD, BEVERAGE & TOBACCO (5.21%)
      1,890  Constellation Brands, Cl A*                                46,230
      2,555  Kellogg                                                   123,074

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             FOOD, BEVERAGE & TOBACCO -- CONTINUED
      5,490  PepsiCo                                                $  347,956
                                                                    ----------
                                                                       517,260
                                                                    ----------
             GAS/NATURAL GAS (1.01%)
      1,825  Praxair                                                   100,083
                                                                    ----------
             HOUSEHOLD PRODUCTS (4.83%)
     14,676  General Electric                                          479,758
                                                                    ----------
             INSURANCE (3.67%)
      1,670  Aflac                                                      73,714
      4,800  American International Group                              291,216
                                                                    ----------
                                                                       364,930
                                                                    ----------
             MEDICAL PRODUCTS & SERVICES (13.07%)
      5,522  Abbott Laboratories                                       263,786
      1,995  Eli Lilly                                                 113,256
      1,000  Fisher Scientific International*                           74,110
      3,905  IMS Health                                                107,153
      4,115  Johnson & Johnson                                         257,393
      2,970  Medtronic                                                 150,045
      2,450  Novartis ADR*                                             137,739
      1,925  Quest Diagnostics                                         115,731
      1,250  Zimmer Holdings*                                           79,050
                                                                    ----------
                                                                     1,298,263
                                                                    ----------
             NATIONAL COMMERCIAL BANKS (2.27%)
      4,795  Marshall & Ilsley                                         225,221
                                                                    ----------
             PERSONAL CREDIT INSTITUTIONS (2.46%)
      4,690  American Express                                          244,161
                                                                    ----------
             PETROLEUM REFINING (4.60%)
      6,751  Exxon Mobil                                               457,313
                                                                    ----------
             PHARMACEUTICALS (2.14%)
      4,375  Wyeth                                                     212,056
                                                                     ----------
            RETAIL (5.45%)
      4,530  Home Depot                                                157,236
      9,285  Lowe's                                                    263,230

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             RETAIL -- CONTINUED
      2,720  Wal-Mart Stores                                        $  121,040
                                                                    ----------
                                                                       541,506
                                                                    ----------
             SECURITIES BROKERAGE/DEALERS (0.84%)
      1,863  Ameriprise Financial                                       83,090
                                                                    ----------
             TRUCKING (3.07%)
      4,430  United Parcel Service, Cl B                               305,271
                                                                    ----------
             TOTAL COMMON STOCK
               (Cost $9,234,986)                                     9,699,791
                                                                    ----------

             CASH EQUIVALENTS (2.83%)
    280,978  SEI Daily Income Trust, Money Market Fund, Cl A,
             5.140%(1)                                                 280,978
                                                                    ----------
             TOTAL CASH EQUIVALENTS
               (Cost $280,978)                                         280,978

             TOTAL INVESTMENTS+ (100.48%)
               (Cost $9,515,964)                                    $9,980,769
                                                                    ==========
 PERCENTAGES ARE BASED ON NET ASSETS OF $9,931,248.

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,521,174, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $736,411 AND $(276,816), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
ADR -- AMERICAN DEPOSITARY RECEIPT
LTD -- LIMITED

(1)THE RATE SHOWN IS THE 7-DAY EFFECTIVE  YIELD AS OF JULY 31, 2006.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 CIP-QH-001-0200

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (97.45%)

             AEROSPACE & DEFENSE (1.91%)
     12,477  AAR*                                                  $   295,455
      4,872  BE Aerospace*                                             120,582
                                                                   -----------
                                                                       416,037
                                                                   -----------
             APPAREL/TEXTILES (0.85%)
      5,187  Oxford Industries                                         183,931
                                                                   -----------
             AUTOMOTIVE (1.45%)
      8,038  GATX                                                      315,009
                                                                   -----------
             BANKS (9.08%)
      6,150  Central Pacific Financial                                 215,250
      5,616  Cullen/Frost Bankers                                      329,772
      8,864  First Midwest Bancorp                                     316,445
     10,675  Placer Sierra Bancshares                                  232,608
     10,357  Signature Bank*                                           332,770
      7,485  Sterling Financial                                        239,296
      8,656  United Bankshares                                         308,413
                                                                   -----------
                                                                     1,974,554
                                                                   -----------
             BUILDING & CONSTRUCTION SUPPLIES (2.66%)
     15,655  Griffon*                                                  354,116
      4,565  Texas Industries                                          225,420
                                                                   -----------
                                                                       579,536
                                                                   -----------
             CHEMICALS (2.96%)
     28,400  Hercules*                                                 394,760
     12,510  Sensient Technologies                                     249,449
                                                                   -----------
                                                                       644,209
                                                                   -----------
             COMMUNICATIONS (3.86%)
      9,042  Anixter International                                     498,485
     26,038  Mastec*                                                   340,317
                                                                   -----------
                                                                       838,802
                                                                   -----------
             COMPUTERS & SERVICES (11.84%)
     29,045  Emulex*                                                   432,480
     11,480  EnPro Industries*                                         359,094
     11,330  Hutchinson Technology*                                    204,507
      6,315  Internet Security Systems*                                142,024
     35,530  Parametric Technology*                                    549,294
     30,765  Perot Systems, Cl A*                                      409,790
     21,180  Progress Software*                                        479,303
                                                                   -----------
                                                                     2,576,492
                                                                   -----------
             CONSUMER PRODUCTS (1.49%)
      9,550  RC2*                                                      323,459
                                                                   -----------
             ELECTRICAL EQUIPMENT (0.85%)
      3,225  Lincoln Electric Holdings                                 185,051
                                                                   -----------
             ELECTRICAL SERVICES (3.92%)
     53,455  Aquila*                                                   237,340
     14,195  El Paso Electric                                          311,154

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             ELECTRICAL SERVICES -- CONTINUED
     11,312  PNM Resources                                         $   303,275
                                                                   -----------
                                                                       851,769
                                                                   -----------
             FINANCIAL SERVICES (1.87%)
     18,645  Waddell & Reed Financial, Cl A                            405,902
                                                                   -----------
             GAS/NATURAL GAS (2.04%)
     78,650  Dynegy, Cl A*                                             442,799
                                                                   -----------
             GLASS PRODUCTS (1.85%)
     27,948  Apogee Enterprises                                        401,613
                                                                   -----------
             INSURANCE (9.29%)
      4,288  AmerUs Group                                              287,682
      6,280  Arch Capital Group*                                       382,201
     17,735  Aspen Insurance Holdings                                  418,546
     10,385  Hub International                                         271,152
      6,055  RLI                                                       286,280
      7,530  Triad Guaranty*                                           375,597
                                                                   -----------
                                                                     2,021,458
                                                                   -----------
             MACHINERY (4.63%)
      7,600  Crane                                                     291,840
      7,435  Global Imaging Systems*                                   314,352
      9,874  Kadant*                                                   206,465
      8,695  RBC Bearings*                                             194,073
                                                                   -----------
                                                                     1,006,730
                                                                   -----------
             MANAGEMENT (1.19%)
     13,590  Navigant Consulting*                                      259,297
                                                                   -----------
             MARINE TRANSPORTATION (1.02%)
      4,060  American Commercial Lines*                                223,097
                                                                   -----------
             MEDICAL (1.29%)
     11,950  Bio-Reference Labs*                                       281,423
                                                                   -----------
             MEDICAL PRODUCTS & SERVICES (0.79%)
     11,765  Symmetry Medical*                                         170,945
                                                                   -----------
             MEDICAL/HEALTH CARE (2.10%)
     28,375  Gentiva Health Services*                                  456,554
                                                                   -----------
             METALS (1.34%)
     17,477  Crown Holdings*                                           291,167
                                                                   -----------
             NATIONAL COMMERCIAL BANKS (1.23%)
      3,960  Alabama National Bancorp                                  268,290
                                                                   -----------
             PERSONAL CREDIT INSTITUTIONS (2.13%)
     12,870  Advanta, Cl B                                             463,706
                                                                   -----------
             PETROLEUM & FUEL PRODUCTS (4.88%)
      8,375  Basic Energy Services*                                    226,125
      4,818  SEACOR Holdings*                                          391,944
      8,057  W-H Energy Services*                                      443,296
                                                                   -----------
                                                                     1,061,365
                                                                   -----------
             PETROLEUM REFINING (1.82%)
     17,220  Western Refining*                                         395,888
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS (8.41%)
      2,500  Alexandria Real Estate Equities                           236,050

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2006                                                        (Unaudited)



   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
      7,337  BioMed Realty Trust                                   $   218,716
     13,922  Cedar Shopping Centers                                    211,057
      8,160  First Potomac Realty Trust                                230,846
      5,065  Home Properties of New York                               282,526
      7,450  Mid-America Apartment Communities                         425,544
      4,665  Post Properties                                           223,967
                                                                   -----------
                                                                     1,828,706
                                                                   -----------
             RETAIL (5.92%)
     26,630  HOT Topic*                                                391,727
     15,315  Knoll*                                                    263,418
     23,005  New York*                                                 233,271
     14,235  Petco Animal Supplies*                                    399,576
                                                                   -----------
                                                                     1,287,992
                                                                   -----------
             SEMI-CONDUCTORS/INSTRUMENTS (3.30%)
     17,935  Benchmark Electronics*                                    436,358
      9,710  Fairchild Semiconductor International*                    158,856
     28,140  Skyworks Solutions*                                       123,535
                                                                   -----------
                                                                       718,749
                                                                   -----------
             TELEPHONES & TELECOMMUNICATIONS (1.48%)
     26,066  Alaska Communications Systems Group                       322,958
                                                                   -----------
             TOTAL COMMON STOCK
               (Cost $19,292,364)                                   21,197,488
                                                                   -----------

             CASH EQUIVALENTS (2.50%)
    212,444  SEI Daily Income Trust, Money Market Fund, Cl A,
             5.140%(1)                                                 212,444
    330,465  SEI Daily Income Trust, Prime Obligations Fund, Cl A,
             5.300%(1)                                                 330,465
                                                                   -----------
             TOTAL CASH EQUIVALENTS
               (Cost $542,909)                                         542,909
                                                                   -----------

             TOTAL INVESTMENTS+ (99.95%)
               (Cost $19,835,273)                                  $21,740,397
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $21,751,982.

+AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,904,849, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,761,438 AND $(925,890), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
(1) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 CIP-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.